Form N-CSR Cover	12 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Series, Inc.
Entity Central Index Key	0001062806
Document Period End Date	May 31, 2024